Operating profit (Details) R in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017 ZAR (R)	Mar. 31, 2018 ZAR (R) employee	Mar. 31, 2017 ZAR (R) employee	Mar. 31, 2016 ZAR (R) employee
Analysis of income and expense [abstract]
Amortization (notes 7 and 31.2)		R 63,926	R 44,734	R 47,586
Depreciation (notes 6 and 31.2)		151,945	98,508	75,037
Impairment of intangible assets (notes 5, 7 and 31.2)		2,687	3,166	2,871
Impairment/(reversal of impairment) of property, plant and equipment (notes 6 and 31.2)		9	(791)	1,905
Operating lease charges — premises, vehicles and equipment		24,622	24,690	23,536
Restructuring costs (note 19)		(741)	0	(333)
Restructuring costs (note 19)		0	14,561	0
Write-down of inventory to net realizable value (notes 9 and 31.2)		9,294	9,967	5,317
Research expenditure		1,624	2,398	1,540
Transaction costs arising from investigating strategic alternatives		0	0	5,037
Professional fees		32,689	22,358	24,940
Staff costs		601,656	587,474	573,165
– Salaries, wages and other costs		564,207	554,793	540,227
– Pension costs (note 17)		27,097	29,370	27,118
– Equity-settled share-based payments (notes 14 and 31.2)		9,000	2,247	7,838
– Cash-settled share-based payments (note 20)	R 1,400	R 1,352	R 1,064	R (2,018)
Number of employees at the end of the year | employee		1,054	1,056	1,089